UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06310

Legg Mason Partners Variable Income Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY	10004
(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: October 31

Date of reporting period: April 30, 2007

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL

REPORT

APRIL 30, 2007

Legg Mason Partners

Variable High Income Portfolio

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Legg Mason Partners Variable High Income Portfolio

Semi-Annual Report  •  April 30, 2007

What’s

Inside

Portfolio Objective

The Portfolio’s primary objective is high current income. It’s secondary objective is capital appreciation.

Letter from the Chairman

R. JAY GERKEN, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

The U.S. economy showed signs of weakening during the six-month reporting period. U.S. gross domestic product (“GDP”)i expanded 2.5% in the fourth quarter of 2006. Based on the preliminary estimate from the U.S. Commerce Department, GDP growth was a tepid 0.6% in the first quarter of 2007. While consumer spending remained fairly solid, ongoing troubles in the housing market continued to negatively impact the economy. In addition, corporate spending was mixed during the reporting period.

After increasing the federal funds rateii to 5.25% in June 2006—its 17th consecutive rate hike—the Federal Reserve Board (“Fed”)iii held rates steady at its last seven meetings. In its statement accompanying the May 2007 meeting, the Fed stated, “Economic growth slowed in the first part of this year and the adjustment in the housing sector is ongoing. Nevertheless, the economy seems likely to expand at a moderate pace over coming quarters. Core inflation remains somewhat elevated. Although inflation pressures seem likely to moderate over time, the high level of resource utilization has the potential to sustain those pressures.”

During the reporting period, short- and long-term Treasury yields experienced periods of volatility. Initially, yields fluctuated given mixed economic data and shifting expectations regarding the Fed’s future monetary policy. Yields then fell sharply at the end of February 2007, as economic data weakened and the stock market experienced its largest one-day decline in more than five years. Overall, during the six months ended April 30, 2007, two-year Treasury yields fell from 4.71% to 4.60%. Over the same period, 10-year Treasury yields moved from 4.61% to 4.63%. Looking at the six-month period as a whole, the overall bond market, as measured by the Lehman Brothers U.S. Aggregate Indexiv, returned 2.64%.

The high yield bond market generated solid results over the six-month period ended April 30, 2007. During that time, the

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Citigroup High Yield Market Indexv returned 6.88%. With interest rates relatively low, demand for higher yielding bonds remained strong. The high yield market was further aided by strong corporate profits and low default rates.

Despite periods of weakness, emerging markets debt generated a positive return, as the JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)vi gained 5.29% during the six-month reporting period. Strong investor demand, an expanding global economy and solid domestic spending supported many emerging market countries.

Performance Review

For the six months ended April 30, 2007, Legg Mason Partners Variable High Income Portfolio1 returned 7.25%. In comparison, the Portfolio’s unmanaged benchmark, the Citigroup High Yield Market Index, returned 6.88% and its Lipper Variable High Current Yield Funds Category Average2, increased 6.55% over the same time frame.

Performance Snapshot as of April 30, 2007 (unaudited)

Six Months

Variable High Income Portfolio[1]	7.25%

Citigroup High Yield Market Index	6.88%

Lipper Variable High Current Yield Funds Category Average[2]	6.55%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. Performance figures reflect current reimbursements and/or fee waivers, which may be reduced or terminated at any time. Absent these reimbursements or waivers, performance would have been lower.
The 30-Day SEC Yield for the period ending April 30, 2007 was 7.43%. Current expense reimbursements and/or fee waivers are voluntary and may be reduced or terminated at any time. Absent these reimbursements and/or fee waivers, the yield would have remained unchanged. The 30-Day SEC Yield is the average annualized net investment income per share for the 30-day period indicated and is subject to change.
Portfolio returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses.

Total Annual Operating Expenses
As of the Portfolio’s most current prospectus dated April 30, 2007, the gross total annual operating expense was 0.66%.

[1]

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of initial sales charges and expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges, and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

[2]

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended April 30, 2007, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 107 funds in the Portfolio’s Lipper category.

II         Legg Mason Partners Variable High Income Portfolio

Special Shareholder Notices

With a goal of moving the mutual funds formerly advised by Citigroup Asset Management (“CAM”) to a more cohesive and rational operating platform, Legg Mason, Inc. recommended a number of governance- and investment-related proposals to streamline and restructure the funds. The Board of Directors/Trustees of the affected funds have carefully considered and approved these proposals and, where required, have obtained shareholder approval. As such, the following changes became effective during the month of April 2007:

•

Funds Redomiciled and Single Form of Organization Adopted: The legacy CAM funds have been redomiciled to a single jurisdiction and a single form of corporate structure has been introduced. Equity funds have been grouped for organizational and governance purposes with other funds in the fund complex that are predominantly equity funds, and fixed-income funds have been grouped with other funds that are predominantly fixed-income funds. Additionally, the funds have adopted a single form of organization as a Maryland business trust, with all funds operating under uniform charter documents.

•

New Boards Elected: New Boards have been elected for the legacy CAM funds. The 10 Boards previously overseeing the funds have been realigned and consolidated into two Boards, with the remaining Boards each overseeing a distinct asset class or product type: equity or fixed income.

•

Revised Fundamental Investment Policies Instituted: A uniform set of fundamental investment policies has been instituted for most funds, to the extent appropriate. Please note, however, that each fund will continue to be managed in accordance with its prospectus and statement of additional information, as well as any policies or guidelines that may have been established by the fund’s Board or investment manager.

Effective close of business on April 27, 2007, Western Asset Management Company Limited (“Western Asset Limited”) became an additional subadviser to the Portfolio,

Legg Mason Partners Variable High Income Portfolio         III

under an additional sub-advisory agreement between Western Asset Management Company (“Western Asset”) and Western Asset Limited. Western Asset and Western Asset Limited are wholly-owned subsidiaries of Legg Mason, Inc. Western Asset and Western Asset Limited provide the day-to-day portfolio management of the Portfolio as the Portfolio’s subadviser and sub-subadviser, respectively. Western Asset Limited provides certain advisory services to the Fund relating to currency transactions and investments in non-U.S. dollar denominated securities. Western Asset Limited has offices at 10 Exchange Place, London, England. Western Asset Limited acts as an investment adviser to institutional accounts, such as corporate pension plans, mutual funds, and endowment funds.

Effective April 30, 2007, the Portfolio was managed by a team of portfolio managers, sector specialists and other investment professionals led by S. Kenneth Leech, Steven A. Walsh and Michael C. Buchanan. Effective May 17, 2007, Detlev S. Schlichter and Keith J. Gardner were added as portfolio managers of the Portfolio.

Information About Your Portfolio

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Portfolio’s manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Portfolio’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Portfolio has been informed that the Manager and its affiliates are not in a position to predict the outcome of these requests and investigations.

Important information concerning the Portfolio and its Manager with regard to recent regulatory developments that may affect the Portfolio is contained in the Notes to Financial Statements included in this report.

IV         Legg Mason Partners Variable High Income Portfolio

As always, thank you for your continued confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

June 4, 2007

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Keep in mind, high-yield bonds are rated below investment grade and carry more risk than higher rated securities. Also, the Portfolio is subject to fluctuations in share price as interest rates rise and fall and is subject to certain risks of overseas investing, including currency fluctuations, differing securities regulations and periods of illiquidity, which could result in significant market fluctuations. These risks are magnified in emerging markets. As interest rates rise, bond prices fall, reducing the value of the Portfolio’s share price. The Portfolio may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on performance. Please see the Portfolio’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iv

The Lehman Brothers U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

[v]	The Citigroup High Yield Market Index is a broad-based unmanaged index of high yield securities.

vi

The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds, and local market instruments. Countries covered are Algeria, Argentina, Brazil, Bulgaria, Chile, China, Colombia, Cote d’Ivoire, Croatia, Ecuador, Greece, Hungary, Lebanon, Malaysia, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, South Africa, South Korea, Thailand, Turkey and Venezuela.

Legg Mason Partners Variable High Income Portfolio         V

Fund at a Glance (unaudited)

Legg Mason Partners Variable High Income Portfolio 2007 Semi-Annual Report         1

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2006 and held for the six months ended April 30, 2007.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

Actual Total Return(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio(3)	Expenses Paid During the Period(4)
7.25%	1,000.00	$1,072.50	0.65%	$3.34

(1)	For the six months ended April 30, 2007.

(2)

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(3)	The expense ratio does not include the non-recurring restructuring and/or reorganization fees.

(4)

Expenses (net of fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

2         Legg Mason Partners Variable High Income Portfolio 2007 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio(2)	Expenses Paid During the Period(3)
5.00%	1,000.00	1,021.57	0.65%	$3.26

(1)	For the six months ended April 30, 2007.

(2)	The expense ratio does not include the non-recurring restructuring and/or reorganization fees.

(3)

Expenses (net of fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Partners Variable High Income Portfolio 2007 Semi-Annual Report         3

Schedule of Investments (April 30, 2007) (unaudited)

LEGG MASON PARTNERS VARIABLE HIGH INCOME PORTFOLIO

Face Amount	Rating‡	Security	Value

CORPORATE BONDS & NOTES — 92.7%
Aerospace & Defense — 1.9%
$810,000	B+	Alliant Techsystems Inc., Senior Subordinated Notes, 6.750% due 4/1/16	$822,150
		DRS Technologies Inc., Senior Subordinated Notes:
395,000	B+	6.625% due 2/1/16	400,925
970,000	B	7.625% due 2/1/18	1,020,925
		Hawker Beechcraft Acquisition Co.:
		Senior Notes:
340,000	B-	8.500% due 4/1/15 (a)	359,550
540,000	B-	8.875% due 4/1/15 (a)(b)	569,700
680,000	B-	Senior Subordinated Notes, 9.750% due 4/1/17 (a)	731,000
		L-3 Communications Corp., Senior Subordinated Notes:
1,015,000	BB+	7.625% due 6/15/12	1,056,868
45,000	BB+	5.875% due 1/15/15	44,044

		Total Aerospace & Defense	5,005,162

Airlines — 1.2%
		Continental Airlines Inc.:
595,000	CCC+	Notes, 8.750% due 12/1/11	590,537
		Pass-Through Certificates:
108,086	B+	Series 2000-2, Class C, 8.312% due 4/2/11	111,937
400,000	B+	Series C, 7.339% due 4/19/14	403,956
		United Airlines Inc., Pass-Through Certificates:
437,290	B	Series 2000-1, Class B, 8.030% due 7/1/11	492,224
888,598	B	Series 2000-2, Class B, 7.811% due 10/1/09	1,015,779
		Series 2001-1:
160,000	B+	Class B, 6.932% due 9/1/11	184,900
365,000	CCC-	Class C, 6.831% due 9/1/08	415,416

		Total Airlines	3,214,749

Auto Components — 1.0%
940,000	CCC+	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	897,700
1,815,000	CCC+	Visteon Corp., Senior Notes, 8.250% due 8/1/10	1,860,375

		Total Auto Components	2,758,075

Automobiles — 2.9%
		Ford Motor Co.:
405,000	CCC+	Debentures, 8.875% due 1/15/22	359,438
4,170,000	CCC+	Notes, 7.450% due 7/16/31	3,320,362
		General Motors Corp.:
680,000	B-	Notes, 7.200% due 1/15/11	651,100
		Senior Debentures:
750,000	B-	8.250% due 7/15/23	682,500
3,155,000	B-	8.375% due 7/15/33	2,867,106

		Total Automobiles	7,880,506

See Notes to Financial Statements.

4         Legg Mason Partners Variable High Income Portfolio 2007 Semi-Annual Report

Schedule of Investments (April 30, 2007) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Building Products — 1.7%
		Ainsworth Lumber Co., Ltd.:
$345,000	CCC+	7.250% due 10/1/12	$254,869
150,000	CCC+	Senior Notes, 6.750% due 3/15/14	106,688
		Associated Materials Inc.:
1,090,000	CCC	Senior Discount Notes, step bond to yield 13.693% due 3/1/14	822,950
805,000	CCC	Senior Subordinated Notes, 9.750% due 4/15/12	843,237
765,000	CCC+	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	759,262
2,450,000	CCC+	NTK Holdings Inc., Senior Discount Notes, step bond to yield 11.237% due 3/1/14	1,849,750

		Total Building Products	4,636,756

Capital Markets — 0.4%
		E*TRADE Financial Corp., Senior Notes:
525,000	BB-	7.375% due 9/15/13	550,594
375,000	BB-	7.875% due 12/1/15	406,406

		Total Capital Markets	957,000

Chemicals — 2.8%
1,150,000	BB-	Equistar Chemicals LP, Senior Notes, 10.625% due 5/1/11	1,219,000
1,370,000	B	Georgia Gulf Corp., Senior Notes, 9.500% due 10/15/14 (a)	1,376,850
625,000	B	Huntsman International LLC, Senior Subordinated Notes, 7.875% due 11/13/14 (a)	656,250
		Lyondell Chemical Co.:
		Senior Notes:
365,000	B+	8.000% due 9/15/14	384,162
305,000	B+	8.250% due 9/15/16	327,875
		Senior Secured Notes:
605,000	BB	11.125% due 7/15/12	647,350
50,000	BB	10.500% due 6/1/13	55,063
760,000	BBB-	Methanex Corp., Senior Notes, 8.750% due 8/15/12	843,600
195,000	B-	Momentive Performance Materials Inc., Senior Notes, 9.750% due 12/1/14 (a)	207,188
1,420,000	B	Montell Finance Co. BV, Debentures, 8.100% due 3/15/27 (a)	1,412,900
325,000	BB+	Westlake Chemical Corp., Senior Notes, 6.625% due 1/15/16	317,687

		Total Chemicals	7,447,925

Commercial Banks — 0.3%
250,000	B+	ATF Capital BV, Senior Notes, 9.250% due 2/21/14 (a)	247,500
470,000	BB	TuranAlem Finance BV, Bonds, 8.250% due 1/22/37 (a)	473,525

		Total Commercial Banks	721,025

Commercial Services & Supplies — 2.3%
1,180,000	CCC+	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	1,203,600
565,000	BB	Allied Waste North America Inc., Senior Notes, 6.875% due 6/1/17	575,594
		Aramark Corp., Senior Notes:
700,000	B-	8.500% due 2/1/15 (a)	735,875
170,000	B-	8.860% due 2/1/15 (a)(c)	175,525

See Notes to Financial Statements.

Legg Mason Partners Variable High Income Portfolio 2007 Semi-Annual Report         5

Schedule of Investments (April 30, 2007) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Commercial Services & Supplies — 2.3% (continued)
$225,000	B	Ashtead Holdings PLC, Secured Notes, 8.625% due 8/1/15 (a)	$236,250
1,190,000	B	DynCorp International LLC/DIV Capital Corporation, Senior Subordinated Notes, Series B, 9.500% due 2/15/13	1,285,200
900,000	B	Interface Inc., Senior Notes, 10.375% due 2/1/10	999,000
790,000	B-	Rental Services Corp., Senior Bonds, 9.500% due 12/1/14 (a)	843,325

		Total Commercial Services & Supplies	6,054,369

Communications Equipment — 0.4%
1,105,000	B+	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	1,011,075

Consumer Finance — 4.3%
		Ford Motor Credit Co.:
		Notes:
775,000	B	7.875% due 6/15/10	779,647
350,000	B	9.806% due 4/15/12 (c)	374,446
610,000	B	7.000% due 10/1/13	577,539
		Senior Notes:
542,000	B	10.605% due 6/15/11 (c)	584,636
1,120,000	B	9.875% due 8/10/11	1,193,679
500,000	B	8.105% due 1/13/12 (c)	493,633
610,000	B	8.000% due 12/15/16	597,547
		General Motors Acceptance Corp.:
4,065,000	BB+	Bonds, 8.000% due 11/1/31	4,375,249
2,480,000	BB+	Notes, 6.875% due 8/28/12	2,480,987

		Total Consumer Finance	11,457,363

Containers & Packaging — 1.7%
1,305,000	CCC+	Graham Packaging Co. Inc., Senior Subordinated Notes, 9.875% due 10/15/14	1,357,200
960,000	B-	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	1,032,000
725,000	B	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (a)	779,375
600,000	NR	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10 (d)	5,250
92,000	B	Smurfit Kappa Funding, Senior Notes, 9.625% due 10/1/12	97,290
645,000	CCC+	Smurfit-Stone Container Corp., Senior Notes, 8.000% due 3/15/17 (a)	645,000
675,000	CCC+	Smurfit-Stone Container Enterprises Inc., Senior Notes, 8.375% due 7/1/12	689,344

		Total Containers & Packaging	4,605,459

Diversified Consumer Services — 1.0%
		Education Management LLC/Education Management Finance Corp.:
495,000	CCC+	Senior Notes, 8.750% due 6/1/14	525,938
1,015,000	CCC+	Senior Subordinated Notes, 10.250% due 6/1/16	1,113,962
		Service Corp. International:
500,000	BB-	Debentures, 7.875% due 2/1/13	517,500
		Senior Notes:
25,000	BB-	7.625% due 10/1/18	26,594
385,000	BB-	7.500% due 4/1/27 (a)	386,925

		Total Diversified Consumer Services	2,570,919

See Notes to Financial Statements.

6         Legg Mason Partners Variable High Income Portfolio 2007 Semi-Annual Report

Schedule of Investments (April 30, 2007) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Diversified Financial Services — 3.3%
$410,000	B-	Ameripath Intermediate Holdings Inc., Senior Unsecured Notes, 10.650% due 2/15/14 (a)(c)	$413,075
910,000	B	Basell AF SCA, Senior Secured Subordinated Second Priority Notes, 8.375% due 8/15/15 (a)	950,950
650,000	CCC+	CCM Merger Inc., Notes, 8.000% due 8/1/13 (a)	661,375
790,000	B+	Idearc Inc., Senior Notes, 8.000% due 11/15/16 (a)	827,525
1,463,000	NR	JPMorgan Chase London, zero coupon bond to yield 9.312% due 11/8/07 (a)	1,398,350
680,000	CCC	Milacron Escrow Corp., Senior Secured Notes, 11.500% due 5/15/11	677,450
680,000	B-	PGS Solutions Inc., Senior Subordinated Notes, 9.625% due 2/15/15 (a)	694,294
615,000	B	Smurfit Kappa Funding PLC, Senior Subordinated Notes, 7.750% due 4/1/15	633,450
296,000	B-	UCAR Finance Inc., Senior Notes, 10.250% due 2/15/12	313,020
550,000	B-	UGS Corp., Senior Subordinated Notes, 10.000% due 6/1/12	602,250
1,715,000	CCC+	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	1,785,744

		Total Diversified Financial Services	8,957,483

Diversified Telecommunication Services — 7.0%
1,265,000	B-	Cincinnati Bell Inc., Senior Notes, 7.000% due 2/15/15	1,274,487
180,000	BB-	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	169,200
		Citizens Communications Co.:
25,000	BB+	Senior Bonds, 7.125% due 3/15/19 (a)	25,313
1,115,000	BB+	Senior Notes, 7.875% due 1/15/27 (a)	1,165,175
695,000	NR	GT Group Telecom Inc., Senior Discount Notes, 13.250% due 2/1/10 (d)(e)(f)	0
1,370,000	CCC	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, Series B, 12.500% due 5/1/15	1,548,100
		Intelsat Bermuda Ltd.:
950,000	B+	9.250% due 6/15/16	1,049,750
		Senior Notes:
65,000	B	8.872% due 1/15/15 (c)	66,788
2,050,000	B	11.250% due 6/15/16	2,349,812
		Intelsat Corp.:
120,000	B	9.000% due 6/15/16	132,150
361,000	B	Senior Notes, 9.000% due 8/15/14	391,685
		Level 3 Financing Inc., Senior Notes:
310,000	CCC+	9.250% due 11/1/14 (a)	323,563
940,000	CCC+	9.150% due 2/15/15 (a)(c)	956,450
385,000	CCC+	8.750% due 2/15/17 (a)	393,662
630,000	B-	Nordic Telephone Co. Holdings, Senior Secured Notes, 8.875% due 5/1/16 (a)	680,400

See Notes to Financial Statements.

Legg Mason Partners Variable High Income Portfolio 2007 Semi-Annual Report         7

Schedule of Investments (April 30, 2007) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Diversified Telecommunication Services — 7.0% (continued)
		NTL Cable PLC, Senior Notes:
$135,000	B-	8.750% due 4/15/14	$142,425
1,220,000	B-	9.125% due 8/15/16	1,308,450
		Qwest Communications International Inc., Senior Notes:
180,000	B+	7.500% due 2/15/14	186,750
935,000	B+	Series B, 7.500% due 2/15/14	970,062
		Qwest Corp.:
890,000	BB+	Notes, 8.875% due 3/15/12	987,900
1,350,000	BB+	Senior Notes, 7.500% due 10/1/14	1,434,375
100,000	CCC+	Umbrella Acquisition Inc., Senior Notes, 9.750% due 3/15/15 (a)(b)	100,875
1,310,000	B-	Wind Acquisition Finance SA, Senior Bond, 10.750% due 12/1/15 (a)	1,519,600
1,560,000	BB-	Windstream Corp., Senior Notes, 8.625% due 8/1/16	1,719,900

		Total Diversified Telecommunication Services	18,896,872

Electric Utilities — 0.7%
375,660	BB	Midwest Generation LLC, Pass-Through Certificates, Series B, 8.560% due 1/2/16	414,400
1,165,000	B	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	1,351,400

		Total Electric Utilities	1,765,800

Electronic Equipment & Instruments — 0.3%
		NXP BV/NXP Funding LLC:
250,000	B+	Senior Notes, 9.500% due 10/15/15 (a)	263,750
630,000	BB+	Senior Secured Bonds, 7.875% due 10/15/14 (a)	658,350

		Total Electronic Equipment & Instruments	922,100

Energy Equipment & Services — 2.7%
995,000	A-	ANR Pipeline Co., Debentures, 9.625% due 11/1/21	1,352,157
970,000	B	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16 (a)	1,007,588
286,000	B	Dresser-Rand Group Inc., Senior Subordinated Notes, 7.375% due 11/1/14	293,150
460,000	CCC+	Geokinetics Inc., Senior Secured Notes, 11.855% due 12/15/12 (a)(c)	477,250
240,000	B	GulfMark Offshore Inc., Senior Subordinated Notes, 7.750% due 7/15/14	246,600
1,000,000	B	Hanover Compressor Co., Senior Subordinated Notes, 8.625% due 12/15/10	1,047,500
320,000	BB-	Pride International Inc., Senior Notes, 7.375% due 7/15/14	330,000
130,000	BB	Southern Natural Gas Co., Senior Notes, 8.000% due 3/1/32	157,182
1,780,000	BB	Tennessee Gas Pipeline Co., Bonds, 8.375% due 6/15/32	2,231,924

		Total Energy Equipment & Services	7,143,351

Food & Staples Retailing — 0.5%
1,125,000	BB+	Delhaize America Inc., Debentures, 9.000% due 4/15/31	1,376,213

See Notes to Financial Statements.

8         Legg Mason Partners Variable High Income Portfolio 2007 Semi-Annual Report

Schedule of Investments (April 30, 2007) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Food Products — 0.5%
		Dole Food Co. Inc., Senior Notes:
$1,200,000	B-	7.250% due 6/15/10	$1,183,500
44,000	B-	8.875% due 3/15/11	44,770

		Total Food Products	1,228,270

Gas Utilities — 0.5%
1,470,000	B-	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	1,473,675

Health Care Equipment & Supplies — 0.1%
330,000	B	Advanced Medical Optics Inc., Senior Subordinated Notes, 7.500% due 5/1/17 (a)	341,550

Health Care Providers & Services — 5.7%
1,150,000	B-	AmeriPath Inc., Senior Subordinated Notes, 10.500% due 4/1/13	1,257,812
		DaVita Inc.:
670,000	B	Senior Notes, 6.625% due 3/15/13	675,863
1,005,000	B	Senior Subordinated Notes, 7.250% due 3/15/15	1,032,637
		HCA Inc.:
215,000	B-	Debentures, 7.500% due 11/15/95	177,945
2,925,000	B-	Notes, 6.375% due 1/15/15	2,555,719
220,000	B-	Senior Notes, 6.500% due 2/15/16	192,775
		Senior Secured Notes:
810,000	BB-	9.250% due 11/15/16 (a)	884,925
720,000	BB-	9.625% due 11/15/16 (a)(b)	787,500
1,875,000	CCC+	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	1,952,344
583,000	B-	Psychiatric Solutions Inc., Senior Subordinated Notes, 10.625% due 6/15/13	641,300
		Tenet Healthcare Corp., Senior Notes:
650,000	CCC+	7.375% due 2/1/13	614,250
2,560,000	CCC+	9.875% due 7/1/14	2,636,800
1,425,000	B+	Triad Hospitals Inc., Senior Subordinated Notes, 7.000% due 11/15/13	1,496,250
290,000	B-	US Oncology Holdings Inc., Senior Notes, 9.797% due 3/15/12 (a)(b)	295,075

		Total Health Care Providers & Services	15,201,195

Hotels, Restaurants & Leisure — 6.1%
1,300,000	B+	Boyd Gaming Corp., Senior Subordinated Notes, 6.750% due 4/15/14	1,304,875
870,000	CCC	Buffets Inc., Senior Notes, 12.500% due 11/1/14	917,850
1,400,000	B+	Caesars Entertainment Inc., Senior Subordinated Notes, 8.125% due 5/15/11	1,491,000
585,000	B-	Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	627,413
420,000	CCC+	El Pollo Loco Inc., Senior Notes, 11.750% due 11/15/13	458,850
1,300,000	B-	Herbst Gaming Inc., Senior Subordinated Notes, 8.125% due 6/1/12	1,319,500
1,345,000	B-	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	1,471,094
1,375,000	B	Isle of Capri Casinos Inc., Senior Subordinated Notes, 7.000% due 3/1/14	1,361,250

See Notes to Financial Statements.

Legg Mason Partners Variable High Income Portfolio 2007 Semi-Annual Report         9

Schedule of Investments (April 30, 2007) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Hotels, Restaurants & Leisure — 6.1% (continued)
$1,150,000	B	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15	$1,125,562
260,000	B+	Mandalay Resort Group, Senior Subordinated Debentures, 7.625% due 7/15/13	261,300
		MGM MIRAGE Inc., Senior Notes:
685,000	BB	6.750% due 9/1/12	689,281
1,175,000	BB	7.625% due 1/15/17	1,204,375
485,000	B	Mohegan Tribal Gaming Authority, Senior Subordinated Notes, 6.875% due 2/15/15	488,638
440,000	B-	OSI Restaurant Partners Inc., Senior Notes, 9.625% due 5/15/15 (a)	454,850
115,000	B+	River Rock Entertainment Authority, Senior Notes, 9.750% due 11/1/11	122,331
690,000	CCC	Sbarro Inc., Senior Notes, 10.375% due 2/1/15 (a)	726,225
		Snoqualmie Entertainment Authority, Senior Secured Notes:
280,000	B	9.150% due 2/1/14 (a)(c)	287,350
220,000	B	9.125% due 2/1/15 (a)	228,800
		Station Casinos Inc.:
		Senior Notes:
120,000	B+	6.000% due 4/1/12	118,200
1,005,000	B+	7.750% due 8/15/16	1,050,225
		Senior Subordinated Notes:
210,000	B	6.875% due 3/1/16	198,450
75,000	B	6.625% due 3/15/18	69,000
275,000	B+	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10 (a)	281,875

		Total Hotels, Restaurants & Leisure	16,258,294

Household Durables — 2.2%
105,000	BB+	American Greetings Corp., Senior Notes, 7.375% due 6/1/16	108,938
985,000	B-	Jarden Corp., Senior Subordinated Notes, 7.500% due 5/1/17	1,013,319
		K Hovnanian Enterprises Inc., Senior Notes:
1,300,000	BB	7.500% due 5/15/16	1,254,500
495,000	BB	8.625% due 1/15/17	499,950
755,000	B-	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	790,862
1,065,000	B-	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield 10.276% due 9/1/12	974,475
1,200,000	B	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14	1,269,000

		Total Household Durables	5,911,044

Household Products — 0.7%
20,000	CCC+	American Achievement Corp., Senior Subordinated Notes, 8.250% due 4/1/12	20,450
		Nutro Products Inc.:
150,000	CCC	Senior Notes, 9.370% due 10/15/13 (a)(c)	154,125
980,000	CCC	Senior Subordinated Notes, 10.750% due 4/15/14 (a)	1,043,700
555,000	B-	Visant Holding Corp., Senior Notes, 8.750% due 12/1/13	586,913

		Total Household Products	1,805,188

See Notes to Financial Statements.

10         Legg Mason Partners Variable High Income Portfolio 2007 Semi-Annual Report

Schedule of Investments (April 30, 2007) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Independent Power Producers & Energy Traders — 3.9%
$305,000	B+	AES China Generating Co., Ltd., Class A, 8.250% due 6/26/10	$304,796
		AES Corp.:
		Senior Notes:
1,470,000	B	9.500% due 6/1/09 (g)	1,576,575
1,095,000	B	7.750% due 3/1/14	1,163,437
240,000	BB-	Senior Secured Notes, 9.000% due 5/15/15 (a)	258,000
1,060,000	B-	Dynegy Holdings Inc., Senior Debentures, 7.625% due 10/15/26	1,045,425
		Edison Mission Energy, Senior Notes:
160,000	BB-	7.500% due 6/15/13	167,200
880,000	BB-	7.750% due 6/15/16	930,600
241,523	BB	Mirant Mid Atlantic LLC, Pass-Through Certificates, Series B, 9.125% due 6/30/17	281,525
1,065,000	B-	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	1,131,562
		NRG Energy Inc., Senior Notes:
525,000	B-	7.250% due 2/1/14	544,688
2,665,000	B-	7.375% due 2/1/16	2,774,931
40,000	B-	7.375% due 1/15/17	41,550
		TXU Corp., Senior Notes:
260,000	BB-	Series Q, 6.500% due 11/15/24	226,308
60,000	BB-	Series R, 6.550% due 11/15/34	51,888

		Total Independent Power Producers & Energy Traders	10,498,485

Insurance — 0.8%
		Crum & Forster Holdings Corp., Senior Notes:
1,570,000	BB	10.375% due 6/15/13	1,730,109
300,000	BB	7.750% due 5/1/17 (a)	303,000

		Total Insurance	2,033,109

Internet & Catalog Retail — 0.5%
1,264,000	B-	FTD Inc., Senior Subordinated Notes, 7.750% due 2/15/14	1,276,640

IT Services — 0.8%
		SunGard Data Systems Inc.:
750,000	B-	Senior Notes, 9.125% due 8/15/13	808,125
1,120,000	B-	Senior Subordinated Notes, 10.250% due 8/15/15	1,237,600

		Total IT Services	2,045,725

Leisure Equipment & Products — 0.4%
1,030,000	B	WMG Acquisition Corp., Senior Subordinated Notes, 7.375% due 4/15/14	993,950

Machinery — 0.7%
360,000	BB-	American Railcar Industries Inc., Senior Unsecured Notes, 7.500% due 3/1/14 (a)	374,850
935,000	B	Mueller Group Inc., Senior Subordinated Notes, 10.000% due 5/1/12	1,014,475
550,000	B	Mueller Holdings Inc., Senior Discount Notes, step bond to yield 10.786% due 4/15/14	517,000

		Total Machinery	1,906,325

See Notes to Financial Statements.

Legg Mason Partners Variable High Income Portfolio 2007 Semi-Annual Report         11

Schedule of Investments (April 30, 2007) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Media — 9.0%
		Affinion Group Inc.:
$1,325,000	B-	Senior Notes, 10.125% due 10/15/13	$1,450,875
385,000	B-	Senior Subordinated Notes, 11.500% due 10/15/15	425,425
1,830,000	CCC+	AMC Entertainment Inc., Senior Subordinated Notes, 11.000% due 2/1/16	2,109,075
2,266,000	CCC	CCH I Holdings LLC/CCH I Holdings Capital Corp., Senior Notes, 11.750% due 5/15/14	2,266,000
1,713,000	CCC	CCH I LLC/CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	1,828,627
		CCH II LLC/CCH II Capital Corp., Senior Notes:
1,340,000	CCC	10.250% due 9/15/10	1,433,800
686,000	CCC(h)	10.250% due 10/1/13	757,172
380,000	CCC	Charter Communications Holdings LLC, Senior Discount Notes, 12.125% due 1/15/12	394,250
355,000	CCC	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes, 11.750% due 5/15/11	367,425
400,000	BB-	Chukchansi Economic Development Authority, Senior Notes, 8.000% due 11/15/13 (a)	416,500
860,000	CCC	CMP Susquehanna Corp., Senior Subordinated Notes, 9.875% due 5/15/14 (a)	881,500
		CSC Holdings Inc.:
		Senior Debentures:
470,000	B+	7.625% due 7/15/18	481,750
40,000	B+	Series B, 8.125% due 8/15/09	41,800
		Senior Notes:
		Series B:
360,000	B+	8.125% due 7/15/09	376,200
560,000	B+	7.625% due 4/1/11	580,300
740,000	B+	Series WI, 6.750% due 4/15/12	742,775
504,000	B	Dex Media East LLC/Dex Media East Finance Co., Senior Notes, 12.125% due 11/15/12	550,620
1,001,000	B	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, Series B, 9.875% due 8/15/13	1,094,844
		EchoStar DBS Corp., Senior Notes:
1,850,000	BB-	6.625% due 10/1/14	1,882,375
615,000	BB-	7.125% due 2/1/16	643,444
235,000	CCC-	ION Media Networks Inc., Senior Secured Notes, 11.606% due 1/15/13 (a)(c)	245,575
580,000	B	Lamar Media Corp., Senior Subordinated Notes, 6.625% due 8/15/15	578,550
870,000	B	Primedia Inc., Senior Notes, 8.875% due 5/15/11	898,275
		R.H. Donnelley Corp., Senior Discount Notes:
300,000	B	Series A-1, 6.875% due 1/15/13	298,875
550,000	B	Series A-2, 6.875% due 1/15/13	547,938
175,000	B	R.H. Donnelley Finance Corp. I, Senior Subordinated Notes, 10.875% due 12/15/12 (a)	190,313

See Notes to Financial Statements.

12         Legg Mason Partners Variable High Income Portfolio 2007 Semi-Annual Report

Schedule of Investments (April 30, 2007) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Media — 9.0% (continued)
$400,000	B	R.H. Donnelley Inc., Senior Subordinated Notes, 10.875% due 12/15/12	$435,000
		Rainbow National Services LLC:
530,000	B+	Senior Notes, 8.750% due 9/1/12 (a)	568,425
620,000	B+	Senior Subordinated Debentures, 10.375% due 9/1/14 (a)	701,375
		XM Satellite Radio Inc., Senior Notes:
290,000	CCC	9.860% due 5/1/13 (c)	287,100
575,000	CCC	9.750% due 5/1/14	579,312

		Total Media	24,055,495

Metals & Mining — 2.7%
3,155,000	BB	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	3,458,669
840,000	CCC+	Metals USA Holdings Corp., Senior Notes, 11.356% due 1/15/12 (a)(b)(c)	835,800
1,465,000	B-	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	1,633,475
695,000	B	Novelis Inc., Senior Notes, 7.250% due 2/15/15	735,831
560,000	B-	Tube City IMS Corp., Senior Subordinated Notes, 9.750% due 2/1/15 (a)	593,600

		Total Metals & Mining	7,257,375

Multiline Retail — 0.7%
		Neiman Marcus Group Inc.:
1,280,000	B-	Senior Notes, 9.000% due 10/15/15 (b)	1,417,600
540,000	B-	Senior Subordinated Notes, 10.375% due 10/15/15	609,525

		Total Multiline Retail	2,027,125

Oil, Gas & Consumable Fuels — 9.4%
1,360,000	CCC+	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	1,407,600
		Chesapeake Energy Corp., Senior Notes:
2,325,000	BB	6.375% due 6/15/15	2,339,531
235,000	BB	6.500% due 8/15/17	235,000
295,000	B+	Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15	311,225
800,000	NR	Corral Finans AB, 6.855% due 4/15/10 (a)(b)	815,000
		El Paso Corp., Medium-Term Notes:
1,605,000	BB-	7.800% due 8/1/31	1,797,600
1,305,000	BB-	7.750% due 1/15/32	1,461,600
660,000	BB	Enterprise Products Operating LP, Junior Subordinated Notes, 8.375% due 8/1/66 (c)	732,042
1,450,000	B-	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	1,460,875
675,000	B	Inergy LP/Inergy Finance Corp., Senior Notes, 6.875% due 12/15/14	669,937
795,000	CCC+	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	815,869
		Mariner Energy Inc., Senior Notes:
495,000	B-	7.500% due 4/15/13	493,763
230,000	B-	8.000% due 5/15/17	232,588
400,000	BB	OMI Corp., Senior Notes, 7.625% due 12/1/13	410,000

See Notes to Financial Statements.

Legg Mason Partners Variable High Income Portfolio 2007 Semi-Annual Report         13

Schedule of Investments (April 30, 2007) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Oil, Gas & Consumable Fuels — 9.4% (continued)
$610,000	BB	OPTI Canada Inc., Senior Secured Notes, 8.250% due 12/15/14 (a)	$648,125
500,000	B-	Petrohawk Energy Corp., Senior Notes, 9.125% due 7/15/13	538,125
		Petroplus Finance Ltd.:
310,000	BB-	6.750% due 5/1/14 (a)	313,100
490,000	BB-	7.000% due 5/1/17 (a)	496,738
		Pogo Producing Co., Senior Subordinated Notes:
10,000	B+	7.875% due 5/1/13	10,175
1,220,000	B+	6.875% due 10/1/17	1,201,700
195,000	B+	Series B, 8.250% due 4/15/11	199,388
1,485,000	B+	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (a)	1,540,687
55,000	BB-	SESI LLC, Senior Notes, 6.875% due 6/1/14	56,100
1,450,000	B-	Stone Energy Corp., Senior Subordinated Notes, 6.750% due 12/15/14	1,363,000
455,000	NR	Vintage Petroleum Inc., Senior Notes, 8.250% due 5/1/12	473,236
460,000	B	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14	449,650
		Williams Cos. Inc.:
		Notes:
865,000	BB	7.875% due 9/1/21	962,312
2,650,000	BB	8.750% due 3/15/32	3,097,187
600,000	BB	Senior Notes, 7.625% due 7/15/19	657,000

		Total Oil, Gas & Consumable Fuels	25,189,153

Paper & Forest Products — 1.9%
800,000	B+	Abitibi-Consolidated Co. of Canada, 6.000% due 6/20/13	696,000
		Abitibi-Consolidated Inc.:
210,000	B+	7.400% due 4/1/18	179,550
385,000	B+	Senior Notes, 8.375% due 4/1/15	361,900
1,400,000	B	Appleton Papers Inc., Senior Subordinated Notes, Series B, 9.750% due 6/15/14	1,457,750
		NewPage Corp.:
790,000	B-	Senior Secured Notes, 11.610% due 5/1/12 (c)	879,862
795,000	CCC+	Senior Subordinated Notes, 12.000% due 5/1/13	887,419
640,000	CCC+	Verso Paper Holdings LLC, Senior Subordinated Notes, 11.375% due 8/1/16 (a)	688,000

		Total Paper & Forest Products	5,150,481

Pharmaceuticals — 0.6%
1,530,000	CCC	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12	1,510,875

Real Estate Investment Trusts (REITs) — 1.0%
40,000	BB-	Forest City Enterprises Inc., Senior Notes, 7.625% due 6/1/15	41,200
		Host Marriott LP, Senior Notes:
625,000	BB	7.125% due 11/1/13	646,875
625,000	BB	Series O, 6.375% due 3/15/15	630,468
430,000	B	Kimball Hill Inc., Senior Subordinated Notes, 10.500% due 12/15/12	421,400
		Ventas Realty LP/Ventas Capital Corp., Senior Notes:
140,000	BB+	7.125% due 6/1/15	146,300

See Notes to Financial Statements.

14         Legg Mason Partners Variable High Income Portfolio 2007 Semi-Annual Report

Schedule of Investments (April 30, 2007) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Real Estate Investment Trusts (REITs) — 1.0% (continued)
$315,000	BB+	6.500% due 6/1/16	$320,119
575,000	BB+	6.750% due 4/1/17	592,250

		Total Real Estate Investment Trusts (REITs)	2,798,612

Real Estate Management & Development — 1.0%
560,000	B-	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, 9.500% due 10/1/15	541,100
		Realogy Corp., Senior Notes:
670,000	B-	10.500% due 4/15/14 (a)	672,513
1,440,000	B-	12.375% due 4/15/15 (a)	1,443,600

		Total Real Estate Management & Development	2,657,213

Road & Rail — 1.8%
		Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes:
1,230,000	B-	9.375% due 5/1/12	1,334,550
50,000	B-	12.500% due 6/15/12	53,650
		Hertz Corp.:
400,000	B	Senior Notes, 8.875% due 1/1/14	433,000
1,730,000	B	Senior Subordinated Notes, 10.500% due 1/1/16	1,980,850
433,000	CCC+	Horizon Lines LLC/Horizon Lines Holding Co., Senior Notes, 9.000% due 11/1/12	457,897
270,000	B-	Kansas City Southern de Mexico, Senior Notes, 7.625% due 12/1/13 (a)	275,400
240,000	B-	Kansas City Southern Railway, Senior Notes, 7.500% due 6/15/09	246,600

		Total Road & Rail	4,781,947

Semiconductors & Semiconductor Equipment — 0.3%
940,000	B	Freescale Semiconductor Inc., Senior Notes, 8.875% due 12/15/14 (a)	945,875

Software — 0.7%
970,000	CCC+	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16	965,150
992,684	B-	UGS Capital Corp. II, Senior Notes, 10.348% due 6/1/11 (a)(b)(c)	1,027,428

		Total Software	1,992,578

Specialty Retail — 0.5%
165,000	BB+	AutoNation Inc., Senior Notes, 7.000% due 4/15/14	166,650
635,000	CCC+	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	650,875
185,000	CCC+	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	207,200
360,000	B	Linens ‘n Things Inc., Senior Secured Notes, 10.981% due 1/15/14 (c)	340,650

		Total Specialty Retail	1,365,375

Textiles, Apparel & Luxury Goods — 1.0%
		Levi Strauss & Co., Senior Notes:
1,340,000	B	9.750% due 1/15/15	1,477,350
90,000	B	8.875% due 4/1/16	97,087
600,000	B	Oxford Industries Inc., Senior Notes, 8.875% due 6/1/11	625,500
500,000	CCC+	Simmons Co., 7.875% due 1/15/14	495,417

		Total Textiles, Apparel & Luxury Goods	2,695,354

See Notes to Financial Statements.

Legg Mason Partners Variable High Income Portfolio 2007 Semi-Annual Report         15

Schedule of Investments (April 30, 2007) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Thrifts & Mortgage Finance — 0.4%
$1,075,000	CCC-	Ocwen Capital Trust I, Capital Securities, 10.875% due 8/1/27	$1,134,125

Tobacco — 0.3%
		Alliance One International Inc., Senior Notes:
470,000	B	8.500% due 5/15/12 (a)	487,625
255,000	B	11.000% due 5/15/12	284,325

		Total Tobacco	771,950

Trading Companies & Distributors — 1.0%
565,000	B	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (a)	610,200
475,000	B+	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	517,750
1,145,000	CCC+	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (a)	1,259,500
205,000	B-	TransDigm Inc., Senior Subordinated Notes, 7.750% due 7/15/14 (a)	213,713

		Total Trading Companies & Distributors	2,601,163

Wireless Telecommunication Services — 1.1%
		Rural Cellular Corp.:
455,000	CCC	Senior Notes, 9.875% due 2/1/10	483,437
535,000	B	Senior Secured Notes, 8.250% due 3/15/12	567,100
1,810,000	B	True Move Co., Ltd., 10.750% due 12/16/13 (a)	1,909,550

		Total Wireless Telecommunication Services	2,960,087

		TOTAL CORPORATE BONDS & NOTES (Cost — $237,898,541)	248,250,435

ASSET-BACKED SECURITIES — 0.2%
Diversified Financial Services — 0.0%
1,402,534	D	Airplanes Pass-Through Trust, Subordinated Notes, Series D, 10.875% due 3/15/19 (d)(e)(f)	0

Electric — 0.2%
370,232	BB	Mirant Mid-Atlantic LLC, Series C, 10.060% due 12/30/28	462,096

		TOTAL ASSET-BACKED SECURITIES (Cost — $2,023,905)	462,096

CONVERTIBLE NOTE — 0.1%
Automobiles — 0.1%
290,000	CCC+	Ford Motor Co., Senior Notes, 4.250% due 12/15/36 (Cost — $290,000)	327,700

LOAN PARTICIPATIONS — 2.5%
United States — 2.5%
750,000		Iap Worldwide Service second Lien, Term Loan, 15.188% due 6/30/12 (c)	749,531
500,000		Penhall International Corp., Term Loan, 12.824% due 4/1/12 (c)	492,500
2,000,000		SandRidge Energy, Term Loan, 8.975% due 4/1/15 (c)	2,065,000
3,000,000		UPC Broadband Holding B.V. Term Loan, 7.640% due 3/15/13 (Toronto Dominion) (c)	3,006,427

See Notes to Financial Statements.

16         Legg Mason Partners Variable High Income Portfolio 2007 Semi-Annual Report

Schedule of Investments (April 30, 2007) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

United States — 2.5% (continued)
$500,000		Verso Paper Holdings Term Loan, 11.570% due 2/1/12 (c)	$502,188

		TOTAL LOAN PARTICIPATIONS (Cost — $6,694,467)	6,815,646

SOVEREIGN BONDS — 1.5%
Brazil — 0.5%
		Federative Republic of Brazil:
760,000	BB	11.000% due 8/17/40	1,031,890
260,000	BB	Collective Action Securities, Notes, 8.000% due 1/15/18	295,295

		Total Brazil	1,327,185

Russia — 1.0%
2,348,200	BBB+	Russian Federation, 7.500% due 3/31/30 (a)	2,669,604

		TOTAL SOVEREIGN BONDS (Cost — $3,831,877)	3,996,789

Shares
COMMON STOCKS — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Household Durables — 0.0%
2,453,154		Home Interiors & Gifts Inc. (e)(f)*	24,532

CONSUMER STAPLES — 0.0%
Food Products — 0.0%
23,465		Aurora Foods Inc. (e)(f)*	0

TELECOMMUNICATION SERVICES — 0.0%
Diversified Telecommunication Services — 0.0%
870		McLeodUSA Inc., Class A Shares (e)(f)*	0

Wireless Telecommunication Services — 0.0%
1		Crown Castle International Corp. *	34

		TOTAL TELECOMMUNICATION SERVICES	34

		TOTAL COMMON STOCKS (Cost — $1,098,307)	24,566

CONVERTIBLE PREFERRED STOCKS — 0.2%
ENERGY — 0.2%
Oil, Gas & Consumable Fuels — 0.2%
1,616		Chesapeake Energy Corp., Convertible, 6.250% (Cost — $406,004)	456,318

PREFERRED STOCKS — 0.3%
CONSUMER DISCRETIONARY — 0.3%
Media — 0.3%
101		ION Media Networks Inc., 0.000% (b) (Cost — $745,100)	781,803

See Notes to Financial Statements.

Legg Mason Partners Variable High Income Portfolio 2007 Semi-Annual Report         17

Schedule of Investments (April 30, 2007) (unaudited) (continued)

Warrants	Security	Value

WARRANTS — 0.0%
430	Cybernet Internet Services International Inc., Expires 7/1/09 (a)(e)(f)*	$0
695	GT Group Telecom Inc., Class B Shares, Expires 2/1/10 (a)(e)(f)*	0
375	IWO Holdings Inc., Expires 1/15/11 (a)(e)(f)*	0
165	Jazztel PLC, Expires 5/1/09 (a)(e)(f)*	0
435	Merrill Corp., Class B Shares, Expires 11/15/06 (a)(e)(f)*	0

	TOTAL WARRANTS (Cost — $182,251)	0

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $253,170,452)	261,115,353

Face Amount
SHORT-TERM INVESTMENT — 0.2%
Repurchase Agreement — 0.2%
$558,000	Nomura Securities International Inc. repurchase agreement dated 4/30/07, 5.170% due 5/1/07; Proceeds at maturity — $558,080; (Fully collateralized by U.S. government agency obligation, 0.000% to 4.650% due 8/1/07 to 5/15/17; Market value — $569,611) (Cost — $558,000) (g)	558,000

	TOTAL INVESTMENTS — 97.7% (Cost — $253,728,452#)	261,673,353
	Other Assets in Excess of Liabilities — 2.3%	6,169,681

	TOTAL NET ASSETS — 100.0%	$267,843,034

*	Non-income producing security.

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2007.

(d)	Security is currently in default.

(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(f)	Illiquid security.

(g)	All or a portion of this security is segregated for extended settlements.

(h)	Rating by Fitch Ratings Service.

#	Aggregate cost for federal income tax purposes is substantially the same.

See page 19 for definitions of ratings.

See Notes to Financial Statements.

18         Legg Mason Partners Variable High Income Portfolio 2007 Semi-Annual Report

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard and Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	— Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.
A

— Bonds rated “A” have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB

— Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C

— Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	— Bonds rated “D” are in default, and payment of interest and/or repayment of principal is in arrears.

Fitch Ratings Service (“Fitch’’) — Ratings from “AA” to “CCC” may be modified by the additional of a plus (+) or a minus (-) sign to show relative standings with the major ratings categories.

AA	— Bonds rated “AA” are considered to be investment-grade and of very high credit quality. The obligator’s ability to pay interest and/or dividends and repay principal is very strong.
A

— Bonds rated “A” are considered to have a low expectation of credit risk. The capacity for timely payment of financial commitments is considered to be strong, but may be more vulnerable to changes in economic conditions and circumstances than bonds with higher ratings.

BBB

— Bonds rated “BBB” currently have a low expectation of credit risk. The capacity for timely payment of financial commitments is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to impair this capacity. This is the lowest investment grade category assigned by Fitch.

BB

— Bonds rated “BB” indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business of financial alternatives may be available to allow financial commitments to be met.

B

— Bonds rated “B” indicate that significant credit risk is present, but a limited margin of safety remains. Financial Commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC and C

— Bonds rated “CCC”, “CC” and “C” carry the real possibility of defaulting. The capacity to meet financial commitments depends solely on a sustained, favorable business and economic environment. Default of some kind on bonds rated “CC” appears probable, a “C” rating indicates imminent default.

NR	— Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Legg Mason Partners Variable High Income Portfolio 2007 Semi-Annual Report         19

Statement of Assets and Liabilities (April 30, 2007) (unaudited)

ASSETS:
Investments, at value (Cost — $253,728,452)	$261,673,353
Cash	309
Interest receivable	5,729,456
Receivable for securities sold	3,684,564
Prepaid expenses	63,159

Total Assets	271,150,841

LIABILITIES:
Payable for securities purchased	2,989,502
Investment management fee payable	131,957
Payable for Fund shares repurchased	117,815
Directors’/Trustees’ fees payable	2,191
Accrued expenses	66,342

Total Liabilities	3,307,807

Total Net Assets	$267,843,034

NET ASSETS:
Par value (Note 4)	$353
Paid-in capital in excess of par value	345,557,603
Undistributed net investment income	5,856,792
Accumulated net realized loss on investments	(91,516,615)
Net unrealized appreciation on investments	7,944,901

Total Net Assets	$267,843,034

Shares Outstanding	35,268,089

Net Asset Value	$7.59

See Notes to Financial Statements.

20         Legg Mason Partners Variable High Income Portfolio 2007 Semi-Annual Report

Statement of Operations (For the six months ended April 30, 2007) (unaudited)

INVESTMENT INCOME:
Interest	$11,017,134
Dividends	18,309

Total Investment Income	11,035,443

EXPENSES:
Investment management fee (Note 2)	811,517
Directors’/Trustees’ fees (Note 9)	31,674
Shareholder reports	26,728
Restructuring fees (Note 9)	18,691
Audit and tax	14,166
Legal fees	9,649
Insurance	3,461
Custody fees	1,714
Transfer agent fees	51
Miscellaneous expenses	2,409

Total Expenses	920,060
Less: Fee waivers and/or expense reimbursements (Notes 2 and 9)	(9,078)

Net Expenses	910,982

Net Investment Income	10,124,461

REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTES 1 AND 3):
Net Realized Gain From Investment Transactions	3,111,361
Change in Net Unrealized Appreciation/Depreciation From Investments	6,038,905

Net Gain on Investments	9,150,266

Increase in Net Assets From Operations	$19,274,727

See Notes to Financial Statements.

Legg Mason Partners Variable High Income Portfolio 2007 Semi-Annual Report         21

Statements of Changes in Net Assets

For the six months ended April 30, 2007 (unaudited) and the year ended October 31, 2006

	2007	2006
OPERATIONS:
Net investment income	$10,124,461	$21,211,557
Net realized gain	3,111,361	4,068,704
Change in net unrealized appreciation/depreciation	6,038,905	(484,547)

Increase in Net Assets From Operations	19,274,727	24,795,714

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(21,000,030)	(23,000,001)

Decrease in Net Assets From Distributions to Shareholders	(21,000,030)	(23,000,001)

FUND SHARE TRANSACTIONS (NOTE 4):
Net proceeds from sale of shares	1,019,230	9,874,142
Reinvestment of distributions	21,000,030	23,000,001
Cost of shares repurchased	(26,351,137)	(48,240,106)

Decrease in Net Assets From Fund Share Transactions	(4,331,877)	(15,365,963)

Decrease in Net Assets	(6,057,180)	(13,570,250)
NET ASSETS:
Beginning of period	273,900,214	287,470,464

End of period*	$267,843,034	$273,900,214

* Includes undistributed net investment income of:	$5,856,792	$16,732,361

See Notes to Financial Statements.

22         Legg Mason Partners Variable High Income Portfolio 2007 Semi-Annual Report

Financial Highlights

For a share of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:

	2007(1)		2006†	2005†		2004†	2003†	2002†
Net Asset Value, Beginning of Period	$7.66		$7.61	$8.02		$7.67	$6.65	$8.32

Income (Loss) From Operations:
Net investment income	0.30		0.61	0.58		0.58	0.63	0.82
Net realized and unrealized gain (loss)	0.23		0.06	(0.33)		0.32	1.28	(1.44)

Total Income (Loss) From Operations	0.53		0.67	0.25		0.90	1.91	(0.62)

Less Distributions From:
Net investment income	(0.60)		(0.62)	(0.66)		(0.55)	(0.89)	(1.05)

Total Distributions	(0.60)		(0.62)	(0.66)		(0.55)	(0.89)	(1.05)

Net Asset Value, End of Period	$7.59		$7.66	$7.61		$8.02	$7.67	$6.65

Total Return(2)	7.25%		9.37%	3.14	%(3)	12.33%	31.70%	(7.39)%

Net Assets, End of Period (millions)	$268		$274	$287		$279	$237	$155

Ratios to Average Net Assets:
Gross expenses	0.68	%(4)(5)	0.67%	0.66%		0.66%	0.69%	0.69%
Net expenses	0.67	(4)(5)	0.67 (6)	0.66		0.66 (6)	0.69	0.69
Net investment income	7.49	(4)	7.62	7.31		7.93	9.53	10.39

Portfolio Turnover Rate	33%		73%	20%		33%	36%	78%

(1)	For the six months ended April 30, 2007 (unaudited).

(2)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Total returns for periods of less than one year are not annualized.

(3)	The investment manager fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, total return would not have changed.

(4)	Annualized.

(5)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 0.65% (Note 9).

(6)	Reflects fee waivers and/or expense reimbursements.

†	For a share of capital stock outstanding, for the periods prior to April 27, 2007.

See Notes to Financial Statements.

Legg Mason Partners Variable High Income Portfolio 2007 Semi-Annual Report         23

Notes to Financial Statements (unaudited)

1.	Organization and Significant Accounting Policies

Legg Mason Partners Variable High Income Portfolio (the “Fund”) is a separate diversified series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Prior to April 27, 2007, the Fund was a separate diversified investment fund of Legg Mason Partners Variable Portfolios III, Inc., a Maryland corporation, registered under the 1940 Act.

Shares of the Fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked prices as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

24         Legg Mason Partners Variable High Income Portfolio 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

(c) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(d) Credit and Market Risk. The Fund invests in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(e) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(f) Distributions to Shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

(h) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2.	Investment Management Agreement and Other Transactions with Affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. Effective as of close of business April 27, 2007, Western Asset Management Company Limited (“Western

Legg Mason Partners Variable High Income Portfolio 2007 Semi-Annual Report         25

Notes to Financial Statements (unaudited) (continued)

Asset Limited”) became an additional subadviser to the Fund. LMPFA, Western Asset and Western Asset Limited are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.60% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee that it receives from the Fund. Western Asset pays Western Asset Limited a subadvisory fee of 0.30% on the assets managed by Western Asset Limited.

During the six months ended April 30, 2007, the Fund was reimbursed for expenses amounting to $9,078.

Citigroup Global Markets Inc. (“CGM”) and Legg Mason Investor Services, LLC (“LMIS”) serve as co-distributors of the Fund. LMIS is a wholly-owned broker-dealer subsidiary of Legg Mason.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3.	Investments

During the six months ended April 30, 2007, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Investments
Purchases	$85,986,042

Sales	90,843,873

At April 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$12,807,179
Gross unrealized depreciation	(4,862,278)

Net unrealized appreciation	$7,944,901

At April 30, 2007, the Fund held loan participations with a total cost of $6,694,467 and a total market value of $6,815,646.

4.	Shares of Beneficial Interest

At April 30, 2007, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Each share of a Fund represents an identical interest and has the same rights. Prior to April 27, 2007, the Company had six billion shares of capital stock authorized with a par value of $0.00001 per share. Each share of a Fund represents an equal proportionate interest in that Fund with each other share of the same Fund and has an equal entitlement to any dividends and distributions made by the Fund.

26         Legg Mason Partners Variable High Income Portfolio 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of the Fund were as follows:

	Six Months Ended April 30, 2007	Year Ended October 31, 2006
Shares sold	134,950	1,305,905
Shares issued on reinvestment	2,876,716	3,225,807
Shares repurchased	(3,497,075)	(6,540,379)

Net Decrease	(485,409)	(2,008,667)

5.	Capital Loss Carryforward

On October 31, 2006, the Fund had a net capital loss carryforward of $94,029,056 of which $6,374,557 expires in 2007, $18,327,807 expires in 2008, $42,940,350 expires in 2009, $21,882,303 expires in 2010, and $4,504,039 expires in 2011. Theses amounts will be available to offset any future taxable capital gains. Additionally, the Fund’s capital loss carryover is subject to an annual limitation of $12,467,410 as a result of an ownership change the Fund experienced in the prior year.

6.	Regulatory Matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”), the manager to the Fund at the time, and CGM, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”).

The SEC order finds that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder (the “Advisers Act”). Specifically, the order finds that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also finds that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC

Legg Mason Partners Variable High Income Portfolio 2007 Semi-Annual Report         27

Notes to Financial Statements (unaudited) (continued)

censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Funds.

The order required SBFM to recommend a new transfer agent contract to the Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Funds’ Boards selected a new transfer agent for the Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, LMPFA does not believe that this matter will have a material adverse effect on the Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

7.	Legal Matters

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 6. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

On October 5, 2005, a motion to consolidate the five actions and any subsequently-filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

As of the date of this report, the Fund’s manager believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Fund or the ability of the Fund’s manager and its affiliates to continue to render services to the Fund under their respective contracts.

28         Legg Mason Partners Variable High Income Portfolio 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

*  *  *

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board Members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested (including the Fund) and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM, SBFM and CGM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the Funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

Legg Mason Partners Variable High Income Portfolio 2007 Semi-Annual Report         29

Notes to Financial Statements (unaudited) (continued)

8.	Other Matters

On September 16, 2005, the staff of the SEC informed SBFM and SBAM that the staff is considering recommending that the SEC institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the 1940 Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the 1940 Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.

Although there can be no assurance, the Fund’s manager believes that this matter is not likely to have a material adverse effect on the Fund.

9.	Special Shareholder Meeting and Reorganization

Shareholders approved a number of initiatives designed to streamline and restructure the fund complex. These matters were implemented in early 2007. As noted in the proxy materials, Legg Mason pays for a portion of the costs related to these initiatives. The portion of the costs that are borne by the Fund will be recognized in the period during which the expense is incurred. Such expenses relate to obtaining shareholder votes for proposals presented in the proxy, the election of board members, retirement of board members, as well as printing, mailing, and soliciting proxies. The portions of these costs borne by the Fund and reflected in the Statement of Operations are deemed extraordinary for expense cap purposes and are not subject to the Fund’s expense limitation agreement.

10.	Recent Accounting Pronouncements

During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006, which for this Fund will be November 1, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption

30         Legg Mason Partners Variable High Income Portfolio 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

date. Management of the Fund has determined that adopting FIN 48 will not have a material impact on the Fund’s financial statements.

*  *  *

On September 20, 2006, FASB released Statement of Financial Accounting Standards No. 157 Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

Legg Mason Partners Variable High Income Portfolio 2007 Semi-Annual Report         31

Legg Mason Partners Variable High Income Portfolio

TRUSTEES

Elliott J. Berv

A. Benton Cocanougher

Jane F. Dasher

Mark T. Finn

R. Jay Gerken, CFA

    Chairman

Rainer Greeven

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

INVESTMENT MANAGER

Legg Mason Partners Fund Advisor, LLC

SUBADVISERS

Western Asset Management Company

Western Asset Management Company Limited

DISTRIBUTORS

Citigroup Global Markets Inc.

Legg Mason Investor Services, LLC

CUSTODIAN

State Street Bank and Trust Company

TRANSFER AGENT

PFPC Inc.

4400 Computer Drive

Westborough,

Massachusetts 01581

INDEPENDENT
REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

345 Park Avenue

New York, New York 10154

This report is submitted for the general information of the shareholders of Legg Mason Partners Variable High Income Portfolio.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/InvestorServices

©2007 Legg Mason Investor Services, LLC

Member NASD, SIPC

FD04231 6/07	SR07-341

Legg Mason Partners Variable High Income Portfolio

The Fund is a separate investment fund of the Legg Mason Partners Variable Income Trust, a Maryland business trust.

LEGG MASON PARTNERS VARIABLE HIGH INCOME PORTFOLIO

Legg Mason Partners Funds

125 Broad Street

10th Floor, MF-2

New York, New York 10004

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Legg Mason Partners Shareholder Services at 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.leggmason.com/InvestorServices and (3) on the SEC’s website at www.sec.gov.

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Variable Income Trust

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Variable Income Trust

Date:	June 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Variable Income Trust

Date:	June 28, 2007

By:	/s/ Frances M. Guggino
(Frances M. Guggino)
Chief Financial Officer of
Legg Mason Partners Variable Income Trust

Date:	June 28, 2007